Income taxes - Narrative (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Effective income tax rate	0.10%	0.10%	(0.10%)
Deferred tax assets, gross	$ 5,845,118	$ 11,736,269	$ 5,845,118
Valuation allowance	$ 5,845,118	11,736,269	$ 5,845,118
Operating loss carryforwards		60,800,000
Expiration in 2028
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		14,900,000
Expiration in 2029
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		$ 45,900,000